Average Annual Total Returns - First Trust Dorsey Wright Focus 5 ETF	First Trust Dorsey Wright Focus 5 ETF 1 Year	First Trust Dorsey Wright Focus 5 ETF 5 Years	First Trust Dorsey Wright Focus 5 ETF Since Inception	First Trust Dorsey Wright Focus 5 ETF Inception Date	First Trust Dorsey Wright Focus 5 ETF After tax on distributions 1 Year	First Trust Dorsey Wright Focus 5 ETF After tax on distributions 5 Years	First Trust Dorsey Wright Focus 5 ETF After tax on distributions Since Inception	First Trust Dorsey Wright Focus 5 ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright Focus 5 ETF After tax on distributions and sale of fund shares 5 Years	First Trust Dorsey Wright Focus 5 ETF After tax on distributions and sale of fund shares Since Inception	Dorsey Wright Focus Five Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dorsey Wright Focus Five Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dorsey Wright Focus Five Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	28.36%	12.07%	11.31%	Mar. 05, 2014	28.31%	11.83%	11.12%	16.78%	9.51%	9.06%	28.43%	12.46%	11.68%	18.40%	15.22%	12.98%